Direct Financing and Sales-type Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Direct Financing and Sales-type Leases

(7) Direct Financing and Sales-type Leases

The Company leases its owned containers under direct financing and sales-type leases. The Company had 100,338 and 111,059 containers under direct financing and sales-type leases as of December 31, 2018 and 2017, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2018 and 2017 were as follows:

	2018	2017
Future minimum lease payments receivable	$196,041	$204,451
Residual value of containers	11,393	4,885
Less unearned income	(40,374)	(26,712)
Net investment in direct financing and sales-type leases	$167,060	$182,624
Amounts due within one year	$39,270	$56,959
Amounts due beyond one year	127,790	125,665
Net investment in direct financing and sales-type leases	$167,060	$182,624

   The Company maintains detailed credit records about its container lessees. The Company’s credit committee sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net was applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct financing and sales-type leases as of December 31, 2018, the aging would be as follows:

1-30 days past due	$963
31-60 days past due	138
61-90 days past due	377
Greater than 90 days past due	181
Total past due	1,659
Current	194,382
Total future minimum lease payments	$196,041

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2018 and 2017 are as follows:

Balance as of December 31, 2016	$9,561
Additions charged to expense	525
Write-offs	(9,839)
Balance as of December 31, 2017	247
Additions charged to expense	634
Write-offs	(179)
Balance as of December 31, 2018	$702

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2018:

Year ending December 31:
2019	$49,055
2020	36,715
2021	42,291
2022	18,687
2023 and thereafter	49,293
Total future minimum lease payments receivable	$196,041

Lease rental income from owned fleet includes income earned from direct financing and sales-type leases in the amount of $11,689, $13,417 and $18,558 during 2018, 2017 and 2016, respectively.